STATEMENTS OF COMPREHENSIVE INCOME - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Profit or loss [abstract]
Profit for the year	R$ 1,670,755	R$ 2,957,174	R$ 1,828,254
Item that will not be reclassified to profit or loss in subsequent periods:
Pension plans and other post-employment benefits	667	853	(1,562)
Deferred taxes	(227)	(290)	531
Total comprehensive income for the year, net of tax	R$ 1,671,195	R$ 2,957,737	R$ 1,827,223